Earnings per Share - Schedule of Basis for Calculating Basic and Diluted Earnings per Share (Details) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Earnings per share [abstract]
Net profit for the year attributable to owners of the Company JPY (millions)	¥ 230,059	¥ 376,005	¥ 44,241
Net profit used for calculation of earnings per share JPY (millions)	¥ 230,059	¥ 376,005	¥ 44,241
Weighted-average number of ordinary shares outstanding during the year (basic) (in shares)	1,563,501	1,562,006	1,557,204
Dilutive effect (in shares)	13,668	11,531	9,000
Weighted-average number of ordinary shares outstanding during the year (diluted) (in shares)	1,577,169	1,573,537	1,566,204
Basic earnings per share (in JPY per share)	¥ 147.14	¥ 240.72	¥ 28.41
Diluted earnings per share (in JPY per share)	¥ 145.87	¥ 238.96	¥ 28.25